COLLABORATION INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Summary of Inventories

(Dollars in millions)	June 30, 2026	December 31, 2025
Raw materials	$24.5	$24.1
Work-in-process	6.4	1.1
Finished goods	10.6	6.8
Total collaboration inventories, net	$41.5	$32.0